Fees Summary	Jun. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 19,757,000.00
Previously Paid Amount	0.00
Total Fee Amount	2,728.44
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 2,728.44
Narrative - Max Aggregate Offering Price	$ 19,757,000.00
Final Prospectus	true